Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balances with related parties included in:
Amounts due from related parties	$ 1,142,000	$ 24,623,000
Amount due from a related party		16,190,000
Amounts due to a related party	401,000	366,000
Indirect subsidiaries of CK Hutchison
Balances with related parties included in:
Accounts receivable-related parties	1,222,000	1,844,000
Amounts due to a related party	$ 401,000	$ 366,000
Period of repayable on demand and interest-bearing (in months)	1 month	1 month
Equity investees
Related party transaction
Purchases	$ 3,347,000	$ 2,465,000	$ 2,827,000
Balances with related parties included in:
Amounts due from related parties	1,142,000	24,623,000
Amount due from a related party		16,190,000
Other deferred income	950,000	1,103,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Sales	5,484,000	7,637,000	8,306,000
Research and development services | Equity investees
Related party transaction
Sales	491,000	494,000	7,832,000
Marketing services
Related party transaction
Expenses	332,000	3,112,000	13,249,000
Marketing services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	332,000	430,000	546,000
Marketing services | Equity investees
Related party transaction
Expenses		2,682,000	12,703,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	955,000	931,000	$ 922,000
Dividend receivable | Equity investees
Balances with related parties included in:
Dividend receivables	$ 0	$ 39,671,000